RISK MANAGEMENT - Schedule of Credit Risk (Details) - Credit Risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 39,347	$ 33,158
Trade and other receivables (excluding prepayments and deferred cost)
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	23,533	19,429
Cash and cash equivalents
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	$ 15,814	$ 13,729